Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Write-down of inventories to their net realizable value	$ 102,872	$ 70,240